Shareholder Fees {- Fidelity® Total International Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity Total International Index Fund PRO-11 | Fidelity® Total International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none